NOTE 1 - Organization and Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2020
Notes
NOTE 1 - Organization and Summary of Significant Accounting Policies

NOTE 1 – Organization and Summary of Significant Accounting Policies

Organization – Outdoor Specialty Products, Inc. (the “Company”) was incorporated in the State of Utah on January 31, 2014. The Company is in the business of developing and selling outdoor products with its first product focused on a reel protector for fishing reels. The Company also will be selling third party products through its website. The Company has elected a September 30 fiscal year end.

Accounting Estimates – The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – For the purpose of the financial statements, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Inventories – Inventories, consisting primarily of injection molded Reel Guards and Adhesive Strips, are stated at the lower of cost or net realizable value, with cost determined using primarily the first-in-first-out (FIFO) method. The Company purchased substantially all inventories from one supplier, and has been dependent on this supplier for all inventory purchases since we commenced operations. The Company has $2,106 and $2,154 in finished goods and $2,596 and $2,596 in raw materials for the years ended September 30, 2020 and 2019, respectively.

Patents – Patents consist of the cost of obtaining a patent for the Company’s reel protector. Our patents are amortized over their legal life (typically 17 years) and analyzed periodically for impairment in accordance with ASC 350, Intangibles – Goodwill and Other.

Revenue Recognition – When the Company sells a reel protector, it recognizes revenue in accordance with Accounting Standards Update 2014-09 (ASC 606, Revenue from Contracts with Customers). Under ASC 606, the Company recognizes revenue upon the transfer of promised goods to customers in amounts that reflect the consideration to which the Company expects to be entitled. The Company considers revenue earned when all the following criteria are met: (i) the contract with the customer has been identified, (ii) the performance obligations have been identified, (iii) the transaction price has been determined, (iv) the transaction price has been allocated to the performance obligations, and (v) the performance obligations have been satisfied.

The Company earned $548 and $413 in revenue during the years ended September 30, 2020 and 2019, respectively.

Recently Enacted Pronouncements – The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its current or future earnings or operations.

Basic and Diluted Loss Per Share - Basic loss per share is computed by dividing net loss attributable to common shares by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed by dividing net income attributable to common shares for the period by the weighted average number of common and potential common shares outstanding during the period. Potential common shares are included in the calculation of diluted net income per share, when they are present in the financial statements, to the extent such shares are dilutive. During the years ended September 30, 2020 and 2019, the Company did not have any stock options, warrants, or other convertible or potentially-dilutive instruments issued and outstanding.